Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties	3 Months Ended
Jun. 30, 2015
Notes to Consolidated Financial Statements [Abstract]
Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties

5. Short-Term Borrowings, Other Financial Liabilities and Short-Term Borrowings from Related Parties

At June 30, 2015 and December 31, 2014, short-term borrowings, other financial liabilities and short-term borrowings from related parties consisted of the following:

	June 30, 2015	December 31, 2014
Borrowings under lines of credit	$115,718	$132,495
Other financial liabilities	407	198
Short-term borrowings and other financial liabilities	116,125	132,693
Short-term borrowings from related parties (see Note 2.b, excluding interest)	58,071	5,357
Short-term borrowings, other financial liabilities and short-term borrowings from related parties	$174,196	$138,050

	June 30, 2015	December 31, 2014
Borrowings under lines of credit	$115,718	$132,495
Other financial liabilities	407	198
Short-term borrowings and other financial liabilities	116,125	132,693
Short-term borrowings from related parties (see Note 2.b, excluding interest)	58,071	5,357
Short-term borrowings, other financial liabilities and short-term borrowings from related parties	$174,196	$138,050

The Company and certain consolidated entities operate a multi-currency notional pooling cash management system. The Company met the conditions to offset balances within this cash pool for reporting purposes. At June 30, 2015, cash and short-term borrowings in the amount of $22,903 were offset under this cash management system.

Short-term Borrowings from related parties

The Company is party to an unsecured loan agreement with Fresenius SE under which the Company or its subsidiaries may request and receive one or more short-term advances up to an aggregate amount of $400,000 until maturity on October 30, 2017. The interest on the advance(s) will be at a fluctuating rate per annum equal to LIBOR or EURIBOR as applicable plus an applicable margin. Advances can be repaid and reborrowed. On June 30, 2015, the Company received an advance of €48,900 ($54,715) at an interest rate of 1.111%. Subsequent to June 30, 2015, the Company received additional advances from Fresenius SE increasing the amount borrowed to €83,900 ($91,468 as of July 22, 2015) and is due on July 31, 2015. For further information on short-term borrowings from related parties outstanding at June 30, 2015, see Note 2 b).